RIGHT OF USE LEASE ASSETS (Details) - USD ($)			6 Months Ended	12 Months Ended
	Oct. 15, 2021	Apr. 01, 2019	Sep. 30, 2022	Mar. 31, 2022	Mar. 31, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Lease, practical expedients, package [true false]		true
Lease, practical expedient, use of hindsight [true false]		false
Deficit			$ (52,297,338)	$ (53,107,676)
Total lease expenses			$ 447,394	$ 1,779
Total cash paid for operating leases	$ 934,871
Operating lease term			1 year
ASU 2016-02 | Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deficit					$ 0
ROU asset		$ 2,559,646
Lease liability		$ 2,559,646